UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	COMMUNICATIONS – 1.8%
9,416	Walt Disney Co.	$1,067,680

	CONSUMER DISCRETIONARY – 16.5%
2,191	Amazon.com, Inc.*	1,942,409
26,020	Aramark	959,358
15,170	CBS Corp. - Class B	1,052,191
37,480	Comcast Corp. - Class A	1,408,873
32,627	LKQ Corp.*	954,992
22,537	Newell Brands, Inc.	1,063,070
18,658	Starbucks Corp.	1,089,441
14,958	TJX Cos., Inc.	1,182,879
		9,653,213
	CONSUMER STAPLES – 6.3%
12,160	Estee Lauder Cos., Inc. - Class A	1,031,046
4,567	JM Smucker Co.	598,642
9,651	Nestle S.A. - ADR	742,162
15,425	TreeHouse Foods, Inc.*	1,305,881
		3,677,731
	ENERGY – 5.6%
5,929	Concho Resources, Inc.*	760,928
15,271	Halliburton Co.	751,486
14,515	PDC Energy, Inc.*	905,010
10,780	Schlumberger Ltd.[1]	841,918
		3,259,342
	FINANCIALS – 18.9%
23,791	Air Lease Corp. - Class A	921,901
21,345	American International Group, Inc.	1,332,568
5,236	Berkshire Hathaway, Inc. - Class B*	872,737
24,667	Citizens Financial Group, Inc.	852,245
10,941	First Republic Bank	1,026,375
74,270	FNB Corp.	1,104,395
16,267	FNF Group	633,437
6,218	Jack Henry & Associates, Inc.	578,896
14,036	JPMorgan Chase & Co.	1,232,922
8,969	Reinsurance Group of America, Inc.	1,138,884
14,686	Visa, Inc. - Class A	1,305,145
		10,999,505
	HEALTH CARE – 17.4%
4,091	Allergan PLC[1]	977,422
9,445	Bio-Techne Corp.	960,084
10,302	Danaher Corp.	881,130
40,613	Hologic, Inc.*	1,728,083

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
9,701	Johnson & Johnson	$1,208,260
13,339	Medtronic PLC[1]	1,074,590
1,851	Mettler-Toledo International, Inc.*	886,462
7,483	UnitedHealth Group, Inc.	1,227,287
22,428	Zoetis, Inc.	1,196,982
		10,140,300
	INDUSTRIALS – 12.2%
4,643	Acuity Brands, Inc.	947,172
8,972	Dover Corp.	720,900
10,615	Honeywell International, Inc.	1,325,495
14,965	Ingersoll-Rand PLC[1]	1,216,954
4,561	Parker-Hannifin Corp.	731,220
8,387	Raytheon Co.	1,279,018
4,358	Roper Industries, Inc.	899,883
		7,120,642
	MATERIALS – 1.0%
2,785	Martin Marietta Materials, Inc.	607,826

	TECHNOLOGY – 16.8%
13,424	Adobe Systems, Inc.*	1,746,865
2,069	Alphabet, Inc. - Class C*	1,716,360
15,687	Amphenol Corp. - Class A	1,116,444
8,323	Apple, Inc.	1,195,682
7,497	Equifax, Inc.	1,025,140
17,641	Guidewire Software, Inc.*	993,717
40,836	Integrated Device Technology, Inc.*	966,588
12,128	Red Hat, Inc.*	1,049,072
		9,809,868
	TOTAL COMMON STOCKS (Cost $48,317,482)	56,336,107

Principal Amount

	SHORT-TERM INVESTMENTS – 3.6%
$2,100,907	UMB Money Market Fiduciary, 0.01%[2]	2,100,907

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,100,907)	2,100,907

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.1% (Cost $50,418,389)	$58,437,014
Liabilities in Excess of Other Assets – (0.1)%	(70,014)
TOTAL NET ASSETS – 100.0%	$58,367,000

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.3%
	COMMUNICATIONS – 0.8%
81,854	Angie's List, Inc.*	$466,568

	CONSUMER DISCRETIONARY – 9.3%
37,554	Bloomin' Brands, Inc.	740,940
41,337	Chico's FAS, Inc.	586,985
186,558	Crocs, Inc.*	1,318,965
40,168	DSW, Inc. - Class A	830,674
19,616	Motorcar Parts of America, Inc.*	602,800
27,174	Quanex Building Products Corp.	550,274
19,978	Red Robin Gourmet Burgers, Inc.*	1,167,714
		5,798,352
	CONSUMER STAPLES – 3.2%
3,868	Lancaster Colony Corp.	498,353
17,959	Snyders-Lance, Inc.	723,928
8,947	TreeHouse Foods, Inc.*	757,453
		1,979,734
	ENERGY – 2.2%
27,331	Carrizo Oil & Gas, Inc.*	783,307
9,755	PDC Energy, Inc.*	608,224
		1,391,531
	FINANCIALS – 19.1%
26,014	Ameris Bancorp	1,199,245
11,774	Banner Corp.	655,105
33,388	Chimera Investment Corp. - REIT	673,770
21,593	Equity Commonwealth - REIT*	674,133
28,840	First Busey Corp.	847,896
13,538	First Community Bancshares, Inc.	338,044
20,700	First Horizon National Corp.	382,950
13,432	IBERIABANK Corp.	1,062,471
85,458	Investors Bancorp, Inc.	1,228,886
22,847	Lakeland Financial Corp.	985,163
32,793	National Bank Holdings Corp. - Class A	1,065,773
22,146	Renasant Corp.	878,975
35,811	Seacoast Banking Corp. of Florida*	858,748
30,498	TFS Financial Corp.	506,877
29,584	Umpqua Holdings Corp.	524,820
		11,882,856
	HEALTH CARE – 9.7%
65,225	Alere, Inc.*	2,591,389
17,937	Haemonetics Corp.*	727,704
78,551	Harvard Bioscience, Inc.*	204,233
53,069	Orthofix International N.V.*1	2,024,582

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
20,870	PharMerica Corp.*	$488,358
		6,036,266
	INDUSTRIALS – 20.3%
8,629	Astec Industries, Inc.	530,640
20,949	AZZ, Inc.	1,246,466
8,926	EMCOR Group, Inc.	561,892
5,845	EnerSys, Inc.	461,404
29,350	ESCO Technologies, Inc.	1,705,235
12,157	Esterline Technologies Corp.*	1,046,110
27,990	FTI Consulting, Inc.*	1,152,348
105,670	Great Lakes Dredge & Dock Corp.*	422,680
40,636	Harsco Corp.*	518,109
20,530	ITT, Inc.	842,141
9,819	Kennametal, Inc.	385,199
5,930	Orbital ATK, Inc.	581,140
10,626	Oshkosh Corp.	728,837
23,143	Spartan Motors, Inc.	185,144
65,502	SPX Corp.*	1,588,424
11,009	Watts Water Technologies, Inc. - Class A	686,411
		12,642,180
	MATERIALS – 9.9%
32,007	Bemis Co., Inc.	1,563,862
41,762	Ferro Corp.*	634,365
50,943	Innophos Holdings, Inc.	2,749,394
28,883	Orchids Paper Products Co.	693,192
23,676	Schnitzer Steel Industries, Inc. - Class A	488,909
		6,129,722
	TECHNOLOGY – 17.1%
129,877	Electro Scientific Industries, Inc.*	905,243
50,497	FireEye, Inc.*	636,767
44,532	FLIR Systems, Inc.	1,615,621
77,318	Infinera Corp.*	790,963
26,106	Ixia*	512,983
93,300	Marchex, Inc. - Class B*	253,776
40,529	Marvell Technology Group Ltd.[1]	618,472
25,935	Nuance Communications, Inc.*	448,935
60,656	Pitney Bowes, Inc.	795,200
27,536	Progress Software Corp.	799,921
8,289	PTC, Inc.*	435,587
138,229	Seachange International, Inc.*	342,808
303,853	ServiceSource International, Inc.*	1,178,949

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
39,127	Xperi Corp.	$1,328,362
		10,663,587
	UTILITIES – 2.7%
11,137	American States Water Co.	493,369
17,002	New Jersey Resources Corp.	673,279
13,581	PNM Resources, Inc.	502,497
		1,669,145
	TOTAL COMMON STOCKS (Cost $52,009,309)	58,659,941

Principal Amount

	SHORT-TERM INVESTMENTS – 6.1%
$3,786,007	UMB Money Market Fiduciary, 0.01%[2]	3,756,007

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,756,007)	3,756,007

	TOTAL INVESTMENTS – 100.4% (Cost $55,765,316)	62,415,948
	Liabilities in Excess of Other Assets – (0.4)%	(235,161)

	TOTAL NET ASSETS – 100.0%	$62,180,787

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$50,452,125	$56,185,306

Gross unrealized appreciation	$8,576,312	$8,580,103
Gross unrealized depreciation	(591,423)	(2,349,461)
Net unrealized appreciation on investments	$7,984,889	$6,230,642

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$56,336,107	$-	$-	$56,336,107
Short-Term Investments	2,100,907	-	-	2,100,907
Total Investments	$58,437,014	$-	$-	$58,437,014

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$58,659,941	$-	$-	$58,659,941
Short-Term Investments	3,756,007	-	-	3,756,007
Total Investments	$62,415,948	$-	$-	$62,415,948

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2017